REVENUE (Schedule of Revenue by each Major Product Categories) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Segment Reporting Disclosure [Line Items]
Revenue	$ 499,004	¥ 3,232,446	¥ 2,953,314	¥ 2,699,103
Prescription drugs [Member]
Segment Reporting Disclosure [Line Items]
Revenue		740,574	658,031	601,934
Over-the-counter drugs [Member]
Segment Reporting Disclosure [Line Items]
Revenue		1,399,973	1,183,665	1,059,154
Nutritional supplements [Member]
Segment Reporting Disclosure [Line Items]
Revenue		361,904	393,466	392,009
Herbal products [Member]
Segment Reporting Disclosure [Line Items]
Revenue		145,411	124,810	109,284
Other products [Member]
Segment Reporting Disclosure [Line Items]
Revenue		¥ 584,584	¥ 593,342	¥ 536,722